Business Segment Information (Schedule Of Segment Information By Major Geographic Region) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 47,139.0	[1]	$ 44,012.0	[1]	$ 45,263.4	[1]
Total Revenue	3,533.9		3,909.5		4,711.7
Income (loss) before income taxes	734.2		(415.4)		245.9
Income (loss) before noncontrolling interests	650.3		(532.1)		88.9
Assets of discontinued operation	3,821.4		4,202.6		7,021.9
U.S. [Member]
Segment Reporting Information [Line Items]
Total Assets	34,121.0	[1]	30,829.1	[1]	32,338.3	[1]
Total Revenue	2,201.7		2,464.2		2,910.4
Income (loss) before income taxes	374.2		(1,004.3)		(593.0)
Income (loss) before noncontrolling interests	354.6		(1,046.1)		(618.4)
Europe [Member]
Segment Reporting Information [Line Items]
Total Assets	7,679.6	[1]	7,274.9	[1]	6,938.2	[1]
Total Revenue	807.4		822.7		897.6
Income (loss) before income taxes	167.3		224.7		238.8
Income (loss) before noncontrolling interests	121.5		195.4		196.3
Other Foreign [Member]
Segment Reporting Information [Line Items]
Total Assets	5,338.4	[1],[2],[3]	5,908.0	[1],[2]	5,986.9	[1],[2]
Total Revenue	524.8	[2],[3]	622.6	[2]	903.7	[2]
Income (loss) before income taxes	192.7	[2],[3]	364.2	[2]	600.1	[2]
Income (loss) before noncontrolling interests	174.2	[2],[3]	318.6	[2]	511.0	[2]
Canada [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	79.5		164.3		257.7
Income (loss) before noncontrolling interests	69.2		112.0		207.0
Caribbean [Member]
Segment Reporting Information [Line Items]
Income (loss) before income taxes	49.6		203.0		230.4
Income (loss) before noncontrolling interests	$ 50.4		$ 199.7		$ 228.2

[1]	Includes Assets of discontinued operation of $3,821.4 million at December 31, 2013, $4,202.6 million at December 31, 2012, and $7,021.9 million at December 31, 2011. The Assets of discontinued operation are in the U.S.
[2]	Includes Canada region results which had income before income taxes of $79.5 million in 2013, $164.3 million in 2012 and $257.7 million in 2011 and income before noncontrolling interests of $69.2 million in 2013, $112.0 million in 2012 and $207.0 million in 2011.
[3]	Includes Caribbean region results which had income before income taxes of $49.6 million in 2013, $203.5 million in 2012 and $230.4 million in 2011 and income before noncontrolling interests of $50.4 million in 2013, $199.7 million in 2012 and $228.2 million in 2011.